Sanford C. Bernstein Fund, Inc.

Schedule of Investments

New York Municipal Portfolio

December 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.5%
Long-Term Municipal Bonds – 98.5%
New York – 80.5%
Albany County Airport Authority Series 2020B 5.00%, 12/15/2021-12/15/2026	$5,085	$5,763,401
Battery Park City Authority Series 2013A 5.00%, 11/01/2022	4,325	4,702,399
Broome County Local Development Corp. (United Health Services Hospitals Obligated Group) AGM Series 2020I 3.00%, 04/01/2035-04/01/2037	5,720	6,232,329
4.00%, 04/01/2034-04/01/2040	5,025	5,977,566
5.00%, 04/01/2030-04/01/2033	4,000	5,299,190
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System Obligated Group) Series 2015 5.00%, 07/01/2022-07/01/2023	2,000	2,154,100
Build NYC Resource Corp. (Asia Society (The)) 0.12%, 04/01/2045	1,775	1,775,000
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2023-11/01/2025	3,335	3,582,149
5.25%, 11/01/2029	1,900	2,055,363
City of New York NY
Series 1993E-3 5.00%, 08/01/2023	6,855	7,043,101
Series 2008L 0.10%, 04/01/2038	530	530,000
Series 2009B 0.09%, 09/01/2027	1,765	1,765,000
Series 2011A 5.00%, 08/01/2026 (Pre-refunded/ETM)	3,960	4,070,959
5.00%, 08/01/2026	10,315	10,593,196
Series 2011D-1 5.00%, 10/01/2024	2,860	2,960,872
Series 2012G 0.09%, 04/01/2042	3,510	3,510,000
Series 2012I 5.00%, 08/01/2022	2,320	2,490,891
Series 2013D 0.11%, 08/01/2040	1,400	1,400,000
Series 2013I 0.11%, 04/01/2036	5,200	5,200,000
Series 2015G 0.09%, 04/01/2042	1,125	1,125,000
Series 2016 0.09%, 08/01/2044	4,495	4,495,000
Series 20171 5.00%, 08/01/2025	1,130	1,364,102
Series 2017C 5.00%, 08/01/2023-08/01/2024	2,335	2,669,813

	Principal Amount (000)	U.S. $ Value

Series 2018A 5.00%, 08/01/2026	$7,690	$9,587,815
Series 2018D 5.00%, 12/01/2038	9,665	12,221,779
Series 2019B 5.00%, 10/01/2032	4,205	5,554,300
Series 2019H 5.00%, 01/01/2032	5,615	7,300,735
Series 2019I 0.09%, 03/01/2044	7,250	7,250,000
Series 2020B 5.00%, 11/01/2027-11/01/2028	10,000	13,084,680
Series 2020C 5.00%, 08/01/2033-08/01/2038	15,335	20,363,836
Series 2020I 5.00%, 04/01/2029	1,350	1,799,064
Series 2021D 1.216%, 08/01/2026(a)	6,000	6,072,480
1.396%, 08/01/2027(a)	5,000	5,049,400
1.623%, 08/01/2028(a)	4,000	4,076,720
County of Albany NY Series 2020C 5.00%, 11/01/2021-11/01/2023	5,655	6,108,001
County of Monroe NY Series 2015 5.00%, 06/01/2021-06/01/2022	10,660	11,069,579
BAM Series 2015 5.00%, 06/01/2021-06/01/2022	5,860	6,045,638
County of Nassau NY Series 2011A 5.00%, 04/01/2021-04/01/2022	5,915	5,981,664
Series 2014A 5.00%, 04/01/2025	10,190	11,565,140
Series 2017C 5.00%, 10/01/2026-10/01/2027	22,095	27,492,908
Dutchess County Industrial Development Agency (Marist College) 0.11%, 07/01/2038	425	425,000
Dutchess County Local Development Corp. (Bard College) Series 2020A 5.00%, 07/01/2040(b)	1,900	2,112,211
Series 2020B 5.918%, 07/01/2039(b)	5,070	5,294,854
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group) Series 2016B 5.00%, 07/01/2032	4,890	5,737,388
Erie County Fiscal Stability Authority Series 2011C 5.00%, 12/01/2023 (Pre-refunded/ETM)	5,925	6,186,589
Erie County Industrial Development Agency (The) (Buffalo City School District) Series 2011B 5.00%, 05/01/2022	5,800	5,887,696
Hudson Yards Infrastructure Corp. Series 2017A 5.00%, 02/15/2031-02/15/2032	22,650	27,944,641

	Principal Amount (000)	U.S. $ Value

Jefferson County Industrial Development Agency (ReEnergy Black River LLC) 5.25%, 01/01/2024(c)	$1,010	$970,125
Long Island Power Authority Series 2019B 1.65%, 09/01/2049	9,490	9,861,059
Metropolitan Transportation Authority Series 2011 5.00%, 11/15/2024 (Pre-refunded/ETM)	925	963,924
Series 2011C 5.00%, 11/15/2024	1,965	2,018,134
Series 2011D 5.00%, 11/15/2022 (Pre-refunded/ETM)	5,000	5,210,400
5.00%, 11/15/2023 (Pre-refunded/ETM)	4,275	4,454,892
5.00%, 11/15/2025 (Pre-refunded/ETM)	2,500	2,605,200
Series 2016D 5.00%, 11/15/2027	1,210	1,402,535
Series 2017B 5.00%, 11/15/2027-11/15/2028	9,020	10,765,940
Series 2017C 5.00%, 11/15/2027-11/15/2031	57,830	68,520,122
Series 2019D 5.00%, 09/01/2022	17,480	18,316,593
Series 2019F 5.00%, 11/15/2022	3,230	3,403,193
Series 2020A 4.00%, 02/01/2022	24,415	24,908,671
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax) Series 2017A 5.00%, 11/15/2031	2,025	2,511,689
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2012A 5.00%, 11/15/2024	14,130	15,318,616
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) 5.00%, 12/01/2024-12/01/2028	1,720	2,148,816
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) 4.00%, 01/01/2030	2,825	2,997,523
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014 5.00%, 07/01/2024	4,550	5,237,596
New York City Health and Hospitals Corp. Series 2008E 0.09%, 02/15/2026	1,955	1,955,000
New York City Health and Hospitals Corp. (HHC Capital Corp.) Series 2008C 0.09%, 02/15/2031	2,000	2,000,000

	Principal Amount (000)	U.S. $ Value

New York City Housing Development Corp. Series 2013A 5.00%, 07/01/2025	$2,000	$2,211,880
New York City Housing Development Corp. (BCRE-90 West Street LLC) Series 2006A 0.09%, 03/15/2036	1,300	1,300,000
New York City Housing Development Corp. (Queenswood Apartments LP) Series 2001A 0.08%, 04/01/2031	1,000	1,000,000
New York City Municipal Water Finance Authority 5.00%, 06/15/2022 (Pre-refunded/ETM)	4,495	4,803,986
5.00%, 06/15/2022-06/15/2038	10,580	12,000,516
Series 2011HH 5.00%, 06/15/2026	9,055	9,249,592
Series 2014D 5.00%, 06/15/2029	3,000	3,471,090
Series 2015F 0.10%, 06/15/2035	3,195	3,195,000
5.00%, 06/15/2027-06/15/2028	7,830	9,444,754
Series 2015G 5.00%, 06/15/2028	11,465	13,815,096
Series 2017E 5.00%, 06/15/2037	1,795	2,255,561
Series 2018AA 5.00%, 06/15/2024	8,280	9,632,786
Series 2019A 5.00%, 06/15/2040	2,805	3,658,730
Series 2019D 5.00%, 06/15/2024	1,005	1,098,646
Series 2019F 5.00%, 06/15/2040	6,190	7,974,639
Series 2020 5.00%, 06/15/2031	9,070	12,819,810
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2011S-1A 5.00%, 07/15/2025	4,420	4,528,290
Series 2012S 5.00%, 07/15/2025	7,390	7,910,182
Series 2018S 5.00%, 07/15/2031-07/15/2032	18,065	23,103,315
New York City Transitional Finance Authority Future Tax Secured Revenue 4.00%, 05/01/2037	3,065	3,750,028
5.00%, 11/01/2027-05/01/2028	4,860	6,335,653
Series 2011A-1 5.00%, 11/01/2023	15,315	15,918,564
Series 2011B 5.00%, 02/01/2024	9,000	9,035,730
Series 2012B 5.00%, 11/01/2023-11/01/2024	10,805	11,743,090
Series 2012D 5.00%, 11/01/2021-11/01/2023	19,575	20,874,275
Series 2012E 5.00%, 02/01/2021-02/01/2026	11,600	11,950,080

	Principal Amount (000)	U.S. $ Value

Series 2014A 5.00%, 08/01/2027-08/01/2029	$6,655	$7,727,213
Series 2014C 5.00%, 11/01/2026	6,345	7,320,163
Series 2014D-1 5.00%, 02/01/2028-02/01/2029	9,535	10,858,384
Series 2015C 5.00%, 11/01/2026	20,000	23,847,200
Series 2016B 5.00%, 08/01/2031	2,150	2,621,087
Series 2017 5.00%, 11/01/2026	4,175	5,273,401
Series 2017F 5.00%, 05/01/2032	1,220	1,519,290
Series 2019A 5.00%, 05/01/2037	1,490	1,910,061
Series 2020A 5.00%, 08/01/2028	3,275	4,320,511
New York Liberty Development Corp. (One Bryant Park LLC) 2.45%, 09/15/2069	20,000	20,101,800
2.625%, 09/15/2069	22,240	23,047,090
2.80%, 09/15/2069	6,470	6,315,820
New York State Dormitory Authority 5.00%, 02/15/2029 (Pre-refunded/ETM) Series 2011A	40	45,911
5.00%, 07/01/2024 (Pre-refunded/ETM) Series 2012D	3,125	3,199,813
5.00%, 02/15/2022 (Pre-refunded/ETM)	1,290	1,358,241
5.00%, 02/15/2023 (Pre-refunded/ETM)	865	910,759
5.00%, 02/15/2024 (Pre-refunded/ETM)	815	858,114
5.00%, 02/15/2025 (Pre-refunded/ETM)	880	926,552
New York State Dormitory Authority (Cornell University) 5.00%, 07/01/2036	1,020	1,558,193
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015A 5.00%, 07/01/2022-07/01/2026	6,415	7,274,659
New York State Dormitory Authority (Multiple School Districts - NY) AGM 5.00%, 10/01/2026-10/01/2029	5,185	6,616,826
New York State Dormitory Authority (New York State Sales Tax) Series 2015A 5.00%, 03/15/2023	2,215	2,449,679
New York State Dormitory Authority (New York University) Series 2015A 5.00%, 07/01/2023	2,040	2,280,332
Series 2019A 5.00%, 07/01/2032	2,975	3,940,715
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group) Series 2017 5.00%, 12/01/2023-12/01/2026(b)	4,600	5,345,719

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Rochester Institute of Technology) Series 2020A 5.00%, 07/01/2021-07/01/2026	$3,110	$3,482,349
New York State Dormitory Authority (St.John’s University) Series 2008B 0.09%, 07/01/2034	995	995,000
Series 2012B 0.08%, 07/01/2037	1,675	1,675,000
Series 2015A 5.00%, 07/01/2024	1,130	1,291,918
New York State Dormitory Authority (State of New York Pers Income Tax) 5.00%, 02/15/2029	11,385	13,002,012
Series 2012 5.00%, 12/15/2021	5,905	6,176,335
Series 2012B 5.00%, 03/15/2022	3,905	4,131,412
Series 2012D 5.00%, 02/15/2022-02/15/2025	18,285	19,260,389
Series 2014A 5.00%, 02/15/2028	2,400	2,744,904
Series 2014C 5.00%, 03/15/2028-03/15/2029	14,485	16,618,097
Series 2015B 5.00%, 02/15/2023	1,160	1,276,742
Series 2015E 5.00%, 03/15/2021-03/15/2023	5,380	5,847,469
Series 2016D 5.00%, 02/15/2021	5,970	6,002,536
Series 2020A 5.00%, 03/15/2024	6,475	7,448,063
Series 2020D 5.00%, 02/15/2034	9,425	12,413,667
AMBAC Series 2005B 5.50%, 03/15/2023	5,000	5,571,600
New York State Dormitory Authority (State of New York Sales Tax Revenue) Series 2018E 5.00%, 03/15/2029-03/15/2031	8,300	10,900,324
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2019B 5.00%, 06/15/2027	445	574,437
New York State Environmental Facilities Corp. (State of New York SRF) Series 2015D 5.00%, 03/15/2022-09/15/2022	9,320	10,042,989
New York State Housing Finance Agency 0.09%, 11/15/2036	6,000	6,000,000
New York State Thruway Authority AGM Series 2012I 5.00%, 01/01/2025 (Pre-refunded/ETM)	5,155	5,403,523
New York State Thruway Authority (New York State Thruway Authority Ded Tax) Series 2012A 5.00%, 04/01/2021-04/01/2025	26,175	27,361,246

	Principal Amount (000)	U.S. $ Value

New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014 5.00%, 01/01/2026-01/01/2028	$4,345	$5,106,104
Series 2014J 5.00%, 01/01/2026-01/01/2027	33,900	38,446,575
New York State Urban Development Corp. Series 2008A 0.09%, 01/01/2030	4,525	4,525,000
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2016A 5.00%, 03/15/2022-03/15/2028	6,020	7,209,718
Series 2020A 4.00%, 03/15/2038	4,350	5,253,190
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016 5.00%, 08/01/2031	2,985	3,028,342
New York Transportation Development Corp. (Delta Air Lines, Inc.) 5.00%, 01/01/2032	2,355	2,793,218
Series 2018 5.00%, 01/01/2027-01/01/2036	30,980	37,054,689
New York Transportation Development Corp. (JFK International Air Terminal LLC) 5.00%, 12/01/2027-12/01/2036	4,720	5,936,672
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.25%, 01/01/2050	2,535	2,788,323
New York Transportation Development Corp. (Terminal One Group Association LP) Series 2015 5.00%, 01/01/2021-01/01/2023	4,640	4,714,309
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018A 4.75%, 11/01/2042(b)	1,000	1,033,400
Series 2018B 3.50%, 11/01/2024(b)	3,400	3,501,116
Niagara Falls City School District Series 2016 5.00%, 06/15/2022-06/15/2025	11,580	13,065,731
Port Authority of New York & New Jersey 5.00%, 11/01/2032-11/01/2036	11,255	14,502,757
Series 2011 5.00%, 09/15/2024	2,000	2,017,260
Series 2011O 5.00%, 10/15/2021	5,215	5,406,495
Series 2013-178 5.00%, 12/01/2023	10,480	11,855,395
Series 2014 5.00%, 09/01/2023-09/01/2027	12,470	14,177,370
Series 2014-1 5.00%, 10/15/2023	3,455	3,888,913

	Principal Amount (000)	U.S. $ Value

Series 2014-186 5.00%, 10/15/2021-10/15/2022	$12,575	$13,266,704
Series 2015E 5.00%, 10/15/2022-10/15/2026	16,390	18,929,167
Series 2016E 5.00%, 10/01/2021	6,655	6,887,193
Series 2017 5.00%, 10/15/2028	6,925	8,582,499
Series 20182 5.00%, 09/15/2025-09/15/2027	12,350	15,460,537
Series 20202 5.00%, 07/15/2033-07/15/2035	18,290	23,925,912
Sales Tax Asset Receivable Corp. Series 2014A 5.00%, 10/15/2025-10/15/2026	13,140	15,453,001
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) 5.00%, 12/01/2029-12/01/2034	1,500	1,693,265
Syracuse Industrial Development Agency (Carousel Center Co. LP) 5.00%, 01/01/2030	1,000	969,040
Series 2016A 5.00%, 01/01/2033	3,890	3,646,136
Town of Oyster Bay NY Series 2018 5.00%, 02/15/2022-02/15/2023	11,660	12,237,077
Triborough Bridge & Tunnel Authority Series 2011A 5.00%, 01/01/2027 (Pre-refunded/ETM)	7,000	7,337,470
Series 2012B 5.00%, 11/15/2021-11/15/2023	25,760	27,651,486
Series 2013A 5.00%, 11/15/2028	5,000	5,491,900
Series 2013B 5.00%, 11/15/2022	7,525	8,155,896
Series 20182 0.10%, 01/01/2031	150	150,000
Series 2018B 0.06%, 01/01/2032	12,895	12,895,000
Series 2018C 0.08%, 01/01/2032	8,210	8,210,000
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) 5.00%, 09/01/2031-09/01/2033	8,385	10,609,410
Series 2010B 5.00%, 09/01/2021	1,000	1,002,850
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) 5.00%, 12/01/2031-12/01/2032	3,800	5,045,686
Series 2016A 5.00%, 12/01/2026	7,175	8,853,806
Trust for Cultural Resources of The City of New York (The) (Whitney Museum of American Art) Series 2011 5.00%, 07/01/2021	4,745	4,746,281

	Principal Amount (000)	U.S. $ Value

Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) 4.00%, 12/01/2033	$1,125	$1,352,970
Trust for Cultural Resources of The City of New York (The) (New York Botanical Garden (The)) 0.10%, 07/01/2032	1,010	1,010,000
TSASC, Inc./NY Series 2017A 5.00%, 06/01/2022-06/01/2023	2,000	2,166,240
Utility Debt Securitization Authority Series 2013T 5.00%, 06/15/2026-12/15/2029	34,825	39,637,555

		1,471,142,073

Alabama – 1.0%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2018A 4.00%, 12/01/2048	5,935	6,496,332
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The)) Series 2018A 4.00%, 04/01/2049	10,000	11,032,700
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(b)	1,610	1,800,463

		19,329,495

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) 6.50%, 09/01/2028(b)	1,055	1,278,491

Arizona – 0.1%
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017B 4.00%, 10/01/2023(b)	2,400	2,400,336

California – 0.2%
Golden State Tobacco Securitization Corp. Series 2018A 3.50%, 06/01/2036	2,860	2,917,229

Colorado – 1.2%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	2,425	2,543,025
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2031-08/01/2034	15,295	19,566,484

	Principal Amount (000)	U.S. $ Value

Vauxmont Metropolitan District AGM 5.00%, 12/01/2050	$160	$197,170

		22,306,679

Connecticut – 1.6%
State of Connecticut Series 2018B 5.00%, 04/15/2025	14,565	17,379,686
Series 2018C 5.00%, 06/15/2027	4,690	5,982,236
Series 2018F 5.00%, 09/15/2027	4,025	5,167,657

		28,529,579

Florida – 0.3%
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2030-10/01/2034	410	303,408
Orange County Health Facilities Authority (Orlando Health Obligated Group) 5.00%, 10/01/2026	3,000	3,739,380
Volusia County School Board (Volusia County School Board COP) Series 2014B 5.00%, 08/01/2026	1,000	1,150,440

		5,193,228

Georgia – 0.2%
Municipal Electric Authority of Georgia 5.00%, 01/01/2031-01/01/2035	2,655	3,336,850

Guam – 1.3%
Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2028-07/01/2031	4,250	5,152,923
Guam Power Authority Series 2017A 5.00%, 10/01/2025-10/01/2027	5,435	6,471,150
Territory of Guam 5.00%, 11/15/2031	290	316,648
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/2029-12/01/2032	2,545	2,982,809
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015D 5.00%, 11/15/2023-11/15/2031	7,150	8,120,349

		23,043,879

Illinois – 3.8%
Chicago Board of Education Series 2017C 5.00%, 12/01/2023	8,160	8,795,093
Illinois Finance Authority (Illinois Institute of Technology) 5.00%, 09/01/2022-09/01/2034	1,580	1,888,330

	Principal Amount (000)	U.S. $ Value

Metropolitan Pier & Exposition Authority Series 2012B 5.00%, 12/15/2028	$5,090	$5,303,882
Series 2017B 5.00%, 12/15/2028	2,000	2,375,460
State of Illinois Series 2012 5.00%, 03/01/2021-08/01/2025	13,135	13,784,833
Series 2013 5.50%, 07/01/2025	7,435	8,080,878
Series 2014 5.00%, 05/01/2024	2,540	2,808,326
Series 2016 5.00%, 02/01/2024	4,200	4,615,590
Series 2017A 5.00%, 12/01/2024	2,060	2,308,209
Series 2017D 5.00%, 11/01/2023-11/01/2024	13,005	14,132,037
Series 2018A 5.00%, 10/01/2024	2,910	3,248,579
Series 2018B 5.00%, 05/01/2024	1,405	1,553,424
Town of Cortland IL (Town of Cortland IL Spl Tax) Series 2006 5.50%, 03/01/2017(d) (e)	1,307	196,050

		69,090,691

Iowa – 0.1%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) 3.125%, 12/01/2022	2,350	2,405,813

Kentucky – 0.3%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 5.00%, 02/01/2026-02/01/2031	1,210	1,438,850
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2033-08/01/2035	3,190	4,060,506

		5,499,356

Louisiana – 0.1%
Parish of St. James LA (NuStar Logistics LP) 5.85%, 08/01/2041(b)	240	267,919
6.10%, 06/01/2038-12/01/2040(b)	805	991,084

		1,259,003

Michigan – 1.2%
City of Detroit MI 5.00%, 04/01/2029-04/01/2032	1,255	1,385,903

	Principal Amount (000)	U.S. $ Value

City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) Series 2012A 5.00%, 07/01/2022	$3,055	$3,268,147
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2029-06/30/2032	14,290	18,199,372

		22,853,422

Missouri – 0.0%
Howard Bend Levee District XLCA 5.75%, 03/01/2025-03/01/2027	395	454,796

Nevada – 0.1%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019A 2.50%, 06/15/2024(b)	750	753,083
2.75%, 06/15/2028(b)	715	719,490
County of Clark Department of Aviation Series 2014D 0.09%, 07/01/2040	760	760,000

		2,232,573

New Jersey – 2.6%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2013 5.00%, 03/01/2028	1,445	1,554,025
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2024-06/15/2027	10,000	11,642,450
Series 2018A 5.00%, 06/15/2028	11,630	13,752,591
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2011A 5.00%, 06/15/2021	2,195	2,239,690
Series 2012A 5.00%, 06/15/2022	1,000	1,064,830
Series 2018A 5.00%, 12/15/2030	3,350	4,157,451
Series 2019B 5.00%, 06/15/2030-06/15/2034	6,760	8,290,430
AMBAC Series 2005B 5.25%, 12/15/2023	4,700	5,323,596

		48,025,063

Ohio – 0.2%
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	1,305	1,314,788

	Principal Amount (000)	U.S. $ Value

Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016B 4.375%, 06/01/2033	$1,650	$1,662,375

		2,977,163

Oklahoma – 0.0%
Comanche County Memorial Hospital 5.00%, 07/01/2022	250	263,025

Pennsylvania – 0.4%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2023-07/01/2024	3,775	4,170,768
Philadelphia Parking Authority (The) Series 2009 5.25%, 09/01/2023	2,435	2,443,230

		6,613,998

Puerto Rico – 0.5%
Puerto Rico Electric Power Authority AGM Series 2007V 5.25%, 07/01/2031	1,390	1,648,609
NATL Series 2007V 5.25%, 07/01/2029	255	270,208
Puerto Rico Highway & Transportation Authority AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	3,095	3,710,204
AGM Series 2007C 5.50%, 07/01/2031	1,370	1,655,316
NATL Series 2005L 5.25%, 07/01/2035	135	143,867
NATL Series 2007N 5.25%, 07/01/2032	275	293,557
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024	2,035	1,919,514

		9,641,275

Tennessee – 1.5%
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019A 5.00%, 08/01/2031-08/01/2034	3,500	4,481,085
Tennergy Corp./TN (Royal Bank of Canada) Series 2019A 5.00%, 02/01/2050	4,615	5,357,323

	Principal Amount (000)	U.S. $ Value

Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The)) Series 2006A 5.25%, 09/01/2021	$17,375	$17,933,085

		27,771,493

Texas – 0.4%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	1,750	1,963,517
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	4,540	4,826,565

		6,790,082

Washington – 0.5%
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2032-08/01/2034	7,280	9,291,318

Wisconsin – 0.3%
UMA Education, Inc. 5.00%, 10/01/2022-10/01/2029(b)	4,810	5,342,783

Total Municipal Obligations (cost $1,718,096,941)		1,799,989,693

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
Risk Share Floating Rate – 0.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.398% (LIBOR 1 Month + 4.25%), 11/25/2023(f)	227	225,315
Series 2014-DN3, Class M3 4.148% (LIBOR 1 Month + 4.00%), 08/25/2024(f)	286	291,662
Series 2014-HQ2, Class M3 3.898% (LIBOR 1 Month + 3.75%), 09/25/2024(f)	247	253,690
Series 2016-DNA1, Class M3 5.70% (LIBOR 1 Month + 5.55%), 07/25/2028(f)	199	207,472
Series 2016-HQA2, Class M3 5.298% (LIBOR 1 Month + 5.15%), 11/25/2028(f)	266	276,200
Series 2016-HQA3, Class M3 3.998% (LIBOR 1 Month + 3.85%), 03/25/2029(f)	250	259,030
Series 2016-HQA4, Class M3 4.048% (LIBOR 1 Month + 3.90%), 04/25/2029(f)	247	256,598
Series 2017-DNA2, Class M2 3.598% (LIBOR 1 Month + 3.45%), 10/25/2029(f)	320	330,492

	Principal Amount (000)	U.S. $ Value

Series 2017-DNA3, Class M2 2.648% (LIBOR 1 Month + 2.50%), 03/25/2030(f)	$500	$506,830
Series 2019-DNA3, Class M2 2.198% (LIBOR 1 Month + 2.05%), 07/25/2049(b) (f)	163	161,750
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 3.048% (LIBOR 1 Month + 2.90%), 07/25/2024(f)	314	314,930
Series 2015-C01, Class 2M2 4.698% (LIBOR 1 Month + 4.55%), 02/25/2025(f)	18	18,148
Series 2015-C02, Class 1M2 4.148% (LIBOR 1 Month + 4.00%), 05/25/2025(f)	248	251,815
Series 2016-C01, Class 1M2 6.898% (LIBOR 1 Month + 6.75%), 08/25/2028(f)	438	470,057
Series 2016-C02, Class 1M2 6.148% (LIBOR 1 Month + 6.00%), 09/25/2028(f)	117	123,643
Series 2016-C03, Class 1M2 5.448% (LIBOR 1 Month + 5.30%), 10/25/2028(f)	160	168,829
Series 2017-C01, Class 1M2 3.698% (LIBOR 1 Month + 3.55%), 07/25/2029(f)	994	1,022,896
Series 2017-C02, Class 2M2 3.798% (LIBOR 1 Month + 3.65%), 09/25/2029(f)	896	916,941
Series 2017-C03, Class 1M2 3.148% (LIBOR 1 Month + 3.00%), 10/25/2029(f)	227	229,939
Series 2017-C05, Class 1M2 2.348% (LIBOR 1 Month + 2.20%), 01/25/2030(f)	169	168,838
Series 2017-C06, Class 2M2 2.948% (LIBOR 1 Month + 2.80%), 02/25/2030(f)	155	156,334

Total Collateralized Mortgage Obligations (cost $6,263,486)		6,611,409

GOVERNMENTS - TREASURIES – 0.1%
United States – 0.1%
U.S. Treasury Notes 2.625%, 02/15/2029(g) (cost $2,512,058)	2,377	2,728,722

Total Investments – 99.0% (cost $1,726,872,485)(h)		1,809,329,824
Other assets less liabilities – 1.0%		18,224,234

Net Assets – 100.0%		$1,827,554,058

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	27,600	01/15/2028	1.230%	CPI#	Maturity	$1,796,923	$—	$1,796,923
USD	23,260	01/15/2028	0.735%	CPI#	Maturity	2,468,275	—	2,468,275
USD	7,575	01/15/2030	1.572%	CPI#	Maturity	402,226	—	402,226
USD	7,575	01/15/2030	1.587%	CPI#	Maturity	389,911	—	389,911
USD	3,150	01/15/2030	1.714%	CPI#	Maturity	118,511	—	118,511
USD	3,150	01/15/2030	1.731%	CPI#	Maturity	112,633	—	112,633

						$5,288,479	$—	$5,288,479

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,157	02/05/2025	3 month LIBOR	1.361%	Quarterly /Semi-Annual	$148,339	$—	$148,339
USD	7,093	02/06/2025	3 month LIBOR	1.419%	Quarterly /Semi-Annual	351,452	—	351,452
USD	5,250	04/16/2034	3 Month LIBOR	2.673%	Quarterly /Semi-Annual	1,059,285	—	1,059,285

						$1,559,076	$—	$1,559,076

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.B BB- Series 6, 05/11/2063*	3.00%	Monthly	15.00%	USD	169	$(45,039)	$(16,472)	$(28,567)
CDX-CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	560	(149,240)	(70,415)	(78,825)
Credit Suisse International
CDX-CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	37	(9,861)	(4,512)	(5,349)
CDX-CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	93	(24,785)	(9,148)	(15,637)
CDX-CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	1,142	(304,343)	(138,337)	(166,006)
CDX-CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	1,151	(306,646)	(113,355)	(193,291)
CDX-CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	1,734	(462,111)	(166,385)	(295,726)
Goldman Sachs International
CDX-CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	216	(57,565)	(27,047)	(30,518)
CDX-CMBX.NA.B BB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	1,503	(400,549)	(139,983)	(260,566)

						$(1,760,139)	$(685,654)	$(1,074,485)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	16,980	10/09/2029	1.120%	SIFMA*	Quarterly	$(728,439)	$—	$(728,439)
Citibank, NA	USD	16,980	10/09/2029	1.125%	SIFMA*	Quarterly	(736,706)	—	(736,706)

							$(1,465,145)	$—	$(1,465,145)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate market value of these securities amounted to $35,829,264 or 2.0% of net assets.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.05% of net assets as of December 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) 5.25%, 01/01/2024	11/13/2014	$1,010,814	$970,125	0.05%

(d)	Non-income producing security.
(e)	Defaulted matured security.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2020.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)

As of December 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $91,820,664 and gross unrealized depreciation of investments was $(5,055,400), resulting in net unrealized appreciation of $86,765,264.

As of December 31, 2020, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.0% and 0.3%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

BAM – Build American Mutual

CDX-CMBX.NA – North American Commercial Mortgage Backed Index

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SRF – State Revolving Fund

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

December 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long Term Municipal Bonds	$—	$1,799,989,693	$—	$1,799,989,693
Collateralized Mortgage Obligations	—	6,611,409	—	6,611,409
Governments — Treasuries	—	2,728,722	—	2,728,722

Total Investments in Securities	—	1,809,329,824	—	1,809,329,824
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	5,288,479	—	5,288,479
Centrally Cleared Interest Rate Swaps	—	1,559,076	—	1,559,076
Liabilities:
Credit Default Swaps	—	(1,760,139)	—	(1,760,139)
Interest Rate Swaps	—	(1,465,145)	—	(1,465,145)

Total	$—	$1,812,952,095	$—	$1,812,952,095

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.